Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and Level 3 assets and liabilities held at fair value disaggregated by product type
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.24	£m	£m	£m	£m
Trading portfolio assets	98,992	89,588	8,726	197,306
Financial assets at fair value through the income statement	7,502	198,187	9,517	215,206
Derivative financial instruments	86	250,695	2,833	253,614
Financial assets at fair value through other comprehensive income	32,151	48,142	2,454	82,747
Investment property	—	—	1	1
Total assets	138,731	586,612	23,531	748,874

Trading portfolio liabilities	(33,309)	(25,621)	(385)	(59,315)
Financial liabilities designated at fair value	(182)	(318,283)	(2,492)	(320,957)
Derivative financial instruments	(66)	(237,735)	(4,335)	(242,136)
Total liabilities	(33,557)	(581,639)	(7,212)	(622,408)

As at 31.12.23
Trading portfolio assets	94,658	73,438	6,509	174,605
Financial assets at fair value through the income statement	5,831	192,571	8,249	206,651
Derivative financial instruments	107	253,189	3,540	256,836
Financial assets at fair value through other comprehensive income	30,247	40,511	1,078	71,836
Investment property	—	—	2	2
Total assets	130,843	559,709	19,378	709,930

Trading portfolio liabilities	(29,274)	(29,027)	(368)	(58,669)
Financial liabilities designated at fair value	(117)	(296,200)	(1,222)	(297,539)
Derivative financial instruments	(81)	(245,310)	(4,653)	(250,044)
Total liabilities	(29,472)	(570,537)	(6,243)	(606,252)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.24		As at 31.12.23
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	1,623	(1,538)	2,211	(1,701)
Foreign exchange derivatives	175	(118)	111	(91)
Credit derivatives	216	(798)	241	(820)
Equity derivatives	819	(1,881)	977	(2,041)
Issued debt	—	(1,539)	—	(637)
Corporate debt	2,261	(353)	1,867	(352)
Reverse repurchase and repurchase agreements	620	(934)	209	(517)
Loans	12,932	—	10,614	—
Asset backed securities	2,145	(2)	603	—
Private equity investments	1,128	(18)	1,375	(10)
Other[1]	1,612	(31)	1,170	(74)
Total	23,531	(7,212)	19,378	(6,243)
1 Other includes funds and fund-linked products, Government and Government sponsored debt, equity cash products and investment property.

Analysis of movements in Level 3 assets and liabilities
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability movements between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
						Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers
	As at 01.01.24	Purchases	Sales	Issues	Settle-ments	Trading income	Other income		In	Out	As at 30.06.24
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	681	831	(225)	—	(49)	(56)	—	—	144	(21)	1,305
Loans	4,469	1,478	(247)	—	(661)	42	—	—	139	(10)	5,210
Asset backed securities	318	39	(196)	—	—	23	—	—	611	(65)	730
Other	1,041	765	(339)	—	(4)	(16)	—	—	152	(118)	1,481
Trading portfolio assets	6,509	3,113	(1,007)	—	(714)	(7)	—	—	1,046	(214)	8,726

Corporate debt	888	—	(2)	—	—	13	7	—	—	—	906
Loans	5,612	1,760	(999)	—	(344)	(36)	18	—	139	(70)	6,080
Private equity investments	1,371	112	(482)	—	(17)	3	140	—	—	(3)	1,124
Reverse repurchase and repurchase agreements	209	297	—	—	—	—	—	—	141	(27)	620
Asset backed securities	85	590	(1)	—	(12)	1	—	—	9	(14)	658
Other	84	45	—	—	(7)	—	9	—	2	(4)	129
Financial assets at fair value through the income statement	8,249	2,804	(1,484)	—	(380)	(19)	174	—	291	(118)	9,517

Corporate debt	298	—	—	—	—	—	—	—	—	(248)	50
Loans	533	1,097	—	—	—	1	11	—	—	—	1,642
Private equity investments	4	—	—	—	—	—	—	—	—	—	4
Asset backed securities	200	757	—	—	—	—	—	—	—	(200)	757
Other	43	—	(42)	—	—	—	—	—	—	—	1
Assets at fair value through other comprehensive income	1,078	1,854	(42)	—	—	1	11	—	—	(448)	2,454

Investment property	2	—	(1)	—	—	—	—	—	—	—	1

Trading portfolio liabilities	(368)	(24)	17	—	—	18	—	—	(34)	6	(385)

Financial liabilities designated at fair value	(1,222)	(6)	28	(627)	16	(27)	(21)	—	(881)	248	(2,492)

Interest rate derivatives	510	10	—	—	(135)	(158)	—	—	31	(173)	85
Foreign exchange derivatives	20	(1)	(1)	—	19	6	—	—	21	(7)	57
Credit derivatives	(579)	5	33	—	—	(22)	—	—	(22)	3	(582)
Equity derivatives	(1,064)	(196)	—	(19)	(53)	(7)	—	—	(9)	286	(1,062)
Net derivative financial instruments[1]	(1,113)	(182)	32	(19)	(169)	(181)	—	—	21	109	(1,502)

Total	13,135	7,559	(2,457)	(646)	(1,247)	(215)	164	—	443	(417)	16,319
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £2,833m and derivative financial liabilities were £(4,335)m.

Level 3 movement analysis
	As at 01.01.23	Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.23
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	597	336	(118)	—	(53)	5	—	—	36	(29)	774
Loans	4,837	919	(1,152)	—	(311)	4	—	—	556	(334)	4,519
Asset backed securities	175	324	(278)			(11)			288	(60)	438
Other	871	706	(328)	—	(38)	(32)	—	—	142	(253)	1,068
Trading portfolio assets	6,480	2,285	(1,876)	—	(402)	(34)	—	—	1,022	(676)	6,799

Corporate debt	1,079	—	(120)	—	—	(20)	(3)	—	—	—	936
Loans	6,396	1,837	(823)	—	(771)	(57)	(42)	—	50	(114)	6,476
Private equity investments	1,284	50	(22)	—	(3)	(50)	14	—	2	—	1,275
Reverse repurchase and repurchase agreements	38	—	—	—	—	(11)	—	—	46	(29)	44
Asset backed securities	192	10	(4)	—	—	(13)	—	—	21	(16)	190
Other	136	—	(8)	—	(21)	(2)	(9)	—	1	—	97
Financial assets at fair value through the income statement	9,125	1,897	(977)	—	(795)	(153)	(40)	—	120	(159)	9,018

Corporate debt	—	13	—	—	—	—	—	—	46	—	59
Loans	—	47	—	—	—	—	—	—	—	—	47
Private equity investments	7	—	—	—	—	—	—	(2)	—	—	5
Asset backed securities	3	—	—	—	(1)	—	—	—	—	—	2
Other	1	—	—	—	—	—	—	—	—	—	1
Assets at fair value through other comprehensive income	11	60	—	—	(1)	—	—	(2)	46	—	114

Investment property	5	—	—	—	—	—	(3)	—	—	—	2

Trading portfolio liabilities	(56)	(16)	4	—	—	15	—	—	(8)	9	(52)

Financial liabilities designated at fair value	(1,050)	—	—	(226)	—	4	(1)	—	(290)	463	(1,100)

Interest rate derivatives	(496)	2	—	—	19	(35)	—	—	544	446	480
Foreign exchange derivatives	39	—	—	—	—	(31)	—	—	12	(15)	5
Credit derivatives	(313)	(191)	5	—	66	13	—	—	52	16	(352)
Equity derivatives	(419)	(90)	—	—	(132)	(135)	—	—	(104)	12	(868)
Net derivative financial instruments[1]	(1,189)	(279)	5	—	(47)	(188)	—	—	504	459	(735)

Total	13,326	3,947	(2,844)	(226)	(1,245)	(356)	(44)	(2)	1,394	96	14,046

1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £4,532m and derivative financial liabilities were £(5,269)m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.24				Half year ended 30.06.23
	Income statement		Other compre hensive income	Total	Income statement		Other compre hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(2)	—	—	(2)	(35)	—	—	(35)
Financial assets at fair value through the income statement	1	47	—	48	(144)	(40)	—	(184)
Financial assets at fair value through other comprehensive income	1	11	—	12	—	—	(2)	(2)
Investment properties	—	—	—	—	—	(3)	—	(3)
Trading portfolio liabilities	17	—	—	17	15	—	—	15
Financial liabilities designated at fair value	(29)	(10)	—	(39)	2	(1)	—	1
Net derivative financial instruments	(180)	—	—	(180)	(186)	—	—	(186)
Total	(192)	48	—	(144)	(348)	(44)	(2)	(394)

Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)

	As at 30.06.24				As at 31.12.23
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	99	—	(170)	—	78	—	(158)	—
Foreign exchange derivatives	6	—	(10)	—	4	—	(9)	—
Credit derivatives	11	—	(15)	—	27	—	(32)	—
Equity derivatives	202	—	(289)	—	142	—	(226)	—
Corporate debt	55	—	(31)	—	34	—	(22)	—
Loans	687	32	(851)	(32)	612	2	(801)	(2)
Private equity investments	215	—	(215)	—	263	1	(263)	(1)
Asset Backed Securities	39	4	(29)	(4)	36	1	(27)	(1)
Other[1]	95	—	(108)	—	90	—	(91)	—
Total	1,409	36	(1,718)	(36)	1,286	4	(1,629)	(4)
1Other includes, Equity Cash Products, Fund and Fund Linked, Government and Government Sponsored Debt, Issued debt.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.24	As at 31.12.23
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(510)	(569)
Uncollateralised derivative funding	5	(4)
Derivative credit valuation adjustments	(190)	(209)
Derivative debit valuation adjustments	111	144

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet.

	As at 30.06.24		As at 31.12.23
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	61,700	60,738	56,749	55,437
Loans and advances at amortised cost	337,809	333,405	342,747	334,706
Reverse repurchase agreements and other similar secured lending	4,724	4,724	2,594	2,594

Financial liabilities
Deposits at amortised cost	(557,452)	(557,528)	(538,789)	(538,502)
Repurchase agreements and other similar secured borrowing	(52,352)	(52,352)	(41,601)	(41,601)
Debt securities in issue	(96,772)	(98,656)	(96,825)	(98,123)
Subordinated liabilities	(11,795)	(12,242)	(10,494)	(10,803)